Operating Income (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Other Income [Abstract]
Schedule of Other Income	Other income consisted of the following:

Other income
(in € thousands)	2021/06/30	2022/06/30
CIR tax credit	3,244	3,343
Other operating income	174	46
Government grants and subsidies	—	9
TOTAL	3,417	3,398